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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number: __

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    The Vertical Group, L.P.
Address: 25 DeForest Avenue
         Summit, NJ 07901

Form 13F File Number: 28-10845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John E. Runnells
Title: General Partner
Phone: (908) 277-3737

Signature, Place, and Date of Signing:

    /s/ John E. Runnells          Summit, New Jersey      August 11, 2006
-----------------------------   ---------------------   -------------------
         [Signature]                [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           20

Form 13F Information Table Value Total:     $210,079
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

                                      None

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                          Form 13F INFORMATIONAL TABLE

         COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                          VOTING AUTHORITY
                           TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
      NAME OF ISSUER         CLASS     CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
Advanced Magnetics Inc.       COM    00753P103      275       9,100   SH           SOLE        N/A        9,100
Allos Therapeutics            COM    019777101    2,217     633,400   SH           SOLE        N/A      633,400
Allscripts Health System      COM    01988P108   11,140     634,800   SH           SOLE        N/A      634,800
Am. Med. Systems              COM    02744M108   20,892   1,254,754   SH           SOLE        N/A    1,254,754
Boston Scientific             COM    101137107    7,274     431,962   SH           SOLE        N/A      431,962
Celgene Corporation           COM    151020104   21,344     450,000   SH           SOLE        N/A      450,000
EV3 Inc.                      COM    26928A200   51,601   3,484,224   SH           SOLE        N/A    3,484,224
Foxhollow Technologies        COM    35166A103      879      32,158   SH           SOLE        N/A       32,158
Johnson & Johnson             COM    478160104    5,972      99,638   SH           SOLE        N/A       99,638
Kyphon                        COM    510577100   19,481     507,840   SH           SOLE        N/A      507,840
Lifecell                      COM    531927101   24,400     789,133   SH           SOLE        N/A      789,133
Lifecore Biomedical           COM    532187101   18,455   1,175,500   SH           SOLE        N/A    1,175,500
McKesson                      COM    58155Q103    1,629      34,474   SH           SOLE        N/A       34,474
Nortel Networks               COM    656568102      134      60,000   SH           SOLE        N/A       60,000
Orthologic                    COM    68750J107       32      20,000   SH           SOLE        N/A       20,000
Renovis                       COM    759885106       97       6,337   SH           SOLE        N/A        6,337
St. Jude Med Inc.             COM    790849103   11,185     345,000   SH           SOLE        N/A      345,000
Ventana Med.                  COM    92276H106   12,508     265,117   SH           SOLE        N/A      265,117
Westell Technologies Inc.     CLA    957541105       22      10,000   SH           SOLE        N/A       10,000
Zix Corp.                     COM    98974P100      541     644,010   SH           SOLE        N/A      644,010